Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 01, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000159719
Account Value [Line Items]
Line Graph and Table Measure Name		Pinnacle Multi-Strategy Core Fund
Accumulated Value	$ 9,425		$ 9,925	$ 11,007	$ 11,774	$ 10,795	$ 12,393	$ 14,110	$ 12,312	$ 13,335	$ 16,160	$ 17,796
C000159720
Account Value [Line Items]
Line Graph and Table Measure Name		Pinnacle Multi-Strategy Core Fund
Accumulated Value	10,000		10,460	11,503	12,211	11,118	12,665	14,312	12,391	13,323	16,029	17,517
C000159721
Account Value [Line Items]
Line Graph and Table Measure Name		Pinnacle Multi-Strategy Core Fund
Accumulated Value	1,000,000		1,057,000	1,174,260	1,258,344	1,157,570	1,332,320	1,520,097	1,329,385	1,443,629	1,753,906	1,936,959
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,513	10,520	10,392	11,462	12,263	12,153	10,379	10,446	11,654	11,990
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,513	10,520	10,392	11,462	12,263	12,153	10,379	10,446	11,654	11,990
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,000,000		1,051,252	1,052,016	1,039,222	1,146,222	1,226,282	1,215,305	1,037,875	1,044,564	1,165,405	1,199,012
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	10,000		11,617	13,503	15,386	15,909	16,307	22,970	19,862	22,571	29,078	31,359
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	10,000		11,617	13,503	15,386	15,909	16,307	22,970	19,862	22,571	29,078	31,359
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 1,000,000		$ 1,161,690	$ 1,350,253	$ 1,538,583	$ 1,590,940	$ 1,630,671	$ 2,297,048	$ 1,986,199	$ 2,257,119	$ 2,907,754	$ 3,135,890